Fees Summary	May 28, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 628,935,615.16
Previously Paid Amount	0.00
Total Fee Amount	86,856.01
Total Offset Amount	0.00
Net Fee	$ 86,856.01
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A